UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __9-30-09___
Check here if Amendment [X]; Amendment Number: _1____ This Amendment (Check only one.): [X ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: __Biondo Investment Advisors, LLC____________
 Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Eugenia S. Pavek___________________________
Title: Chief Compliance Officer_________________
Phone: 570-296-5525_______________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
10-30-09

[Signature]
[City, State]
[Date]
Report Type (Check only one.):



[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0________
Form 13F Information Table Entry Total: 63_____
Form 13F Information Table Value Total: __247,187
(thousands)

NameofIssuer,TitleofClass,CUSIP,Valuex$1000),Shs/PrnAmt,Sh/Prn,Put/Call,InvDsc,OtherMgrs,Sole,Shared,None
AMERICAN EXPRESS CO,CS,025816109,240.00,"7,075.00",SH,,Sole,,7075,0,0
AMGEN INC,CS,031162100,"15,521.00","257,890.00",SH,,Sole,,255040,0,2850
APPLE COMPUTER INC,CS,037833100,"12,403.00","66,885.00",SH,,Sole,,65690,0,1195
BERKSHIRE HATHAWAY INC DEL,CS,084670207,"7,672.00","2,309.00",SH,,Sole,,2264,0,45
BLDRS INDEX FDS TR ASIA 50 ADR,ETF,09348R102,587.00,"24,065.00",SH,,Sole,,24065,0,0
BLDRS INDEX FDS TR EMER MK 50,ETF,09348R300,636.00,"15,440.00",SH,,Sole,,15440,0,0
BOEING CO,CS,097023105,"4,866.00","90,025.00",SH,,Sole,,88625,0,1400
BP PLC,ADR,055622104,214.00,"4,025.00",SH,,Sole,,4025,0,0
BUCYRUS INTL INC NEW,CS,118759109,"2,202.00","61,550.00",SH,,Sole,,60250,0,1300
CABLEVISION SYS CORP,CS,12686C109,"3,612.00","152,088.00",SH,,Sole,,152088,0,0
COLGATE PALMOLIVE CO,CS,194162103,"6,334.00","83,020.00",SH,,Sole,,81395,0,1625
CUBIST PHARMACEUTICALS INC,CS,229678107,"1,964.00","97,215.00",SH,,Sole,,97215,0,0
CVS CORP,CS,126650100,"5,424.00","151,800.00",SH,,Sole,,147935,0,3865
DRESSER-RAND GROUP INC,CS,261608103,"3,528.00","113,730.00",SH,,Sole,,111805,0,1925
EXXON MOBIL CORP,CS,30231G102,"1,773.00","25,842.00",SH,,Sole,,25842,0,0
FEDEX CORP,CS,31428X106,346.00,"4,600.00",SH,,Sole,,4600,0,0
FORD MTR CO DEL,CS,345370860,"9,684.00","1,343,550.00",SH,,Sole,,1325550,0,18000
FOSTER WHEELER AG,CS,H27178104,"2,858.00","89,795.00",SH,,Sole,,86870,0,2925
GAMESTOP CORP NEW,CS,36467W109,290.00,"11,110.00",SH,,Sole,,9200,0,1910
GENERAL ELEC CO,CS,369604103,260.00,"15,805.00",SH,,Sole,,15805,0,0
GENZYME CORP,CS,372917104,"7,606.00","134,240.00",SH,,Sole,,130975,0,3265
GOLDMAN SACHS GROUP INC,CS,38141G104,"7,239.00","39,285.00",SH,,Sole,,38625,0,660
GOOGLE INC,CS,38259P508,"7,198.00","14,500.00",SH,,Sole,,14015,0,485
HALLIBURTON CO,CS,406216101,308.00,"11,375.00",SH,,Sole,,11375,0,0
HANSEN MEDICAL INC,CS,411307101,74.00,"21,250.00",SH,,Sole,,21250,0,0
IDEXX LABS INC,CS,45168D104,"10,271.00","205,425.00",SH,,Sole,,204025,0,1400
ILLUMINA INC,CS,452327109,"2,710.00","64,020.00",SH,,Sole,,62720,0,1300
INTUITIVE SURGICAL INC,CS,46120E602,"31,122.00","118,708.00",SH,,Sole,,117223,0,1485
ISHARES TR MSCI EAFE IDX,ETF,464287465,576.00,"10,525.00",SH,,Sole,,10525,0,0
J P MORGAN CHASE AND CO,CS,46625H100,"22,269.00","508,266.00",SH,,Sole,,502516,0,5750
JOHNSON AND JOHNSON,CS,478160104,767.00,"12,600.00",SH,,Sole,,12600,0,0
LAM RESEARCH CORP,CS,512807108,219.00,"6,404.00",SH,,Sole,,6404,0,0
MASTERCARD INC,CS,57636Q104,"8,164.00","40,350.00",SH,,Sole,,39550,0,800
MERCK AND CO INC,CS,589331107,323.00,"10,200.00",SH,,Sole,,10200,0,0
MICROSOFT CORP,CS,594918104,"2,631.00","102,035.00",SH,,Sole,,99885,0,2150
MONSANTO CO NEW,CS,61166W101,"6,417.00","83,045.00",SH,,Sole,,80790,0,2255
MURPHY OIL CORP,CS,626717102,"3,768.00","65,395.00",SH,,Sole,,64180,0,1215
NBT BANCORP INC,CS,628778102,367.00,"16,300.00",SH,,Sole,,16300,0,0
NOVELLUS SYS INC,CS,670008101,210.00,"10,000.00",SH,,Sole,,10000,0,0
NUVASIVE INC,CS,670704105,"5,929.00","142,109.00",SH,,Sole,,140050,0,2059
PEPSICO INC,CS,713448108,732.00,"12,475.00",SH,,Sole,,11975,0,500
PETROLEO BRASILEIRO SA PETRO,ADR,71654V408,"1,792.00","39,050.00",SH,,Sole,,39050,0,0
PHILIP MORRIS INTL INC,CS,718172109,222.00,"4,565.00",SH,,Sole,,4565,0,0
PNC FINL SVCS GROUP INC,CS,693475105,340.00,"7,000.00",SH,,Sole,,7000,0,0
POWERSHARES ETF TRUST GOLDEN D,ETF,73935X401,672.00,"29,160.00",SH,,Sole,,29160,0,0
PROCTER AND GAMBLE CO,CS,742718109,420.00,"7,244.00",SH,,Sole,,7244,0,0
QUALCOMM INC,CS,747525103,"8,149.00","181,370.00",SH,,Sole,,178805,0,2565
RANGE RES CORP,CS,75281A109,"7,108.00","143,970.00",SH,,Sole,,141695,0,2275
RESEARCH IN MOTION LTD,CS,760975102,"4,415.00","65,425.00",SH,,Sole,,63425,0,2000
ROYAL DUTCH SHELL PLC,ADR,780259206,220.00,"3,840.00",SH,,Sole,,3840,0,0
SCHLUMBERGER LTD,CS,806857108,"3,281.00","55,010.00",SH,,Sole,,53010,0,2000
SIRIUS XM RADIO INC,CS,82967N108,8.00,"12,500.00",SH,,Sole,,12500,0,0
SMUCKER J M CO,CS,832696405,"1,009.00","19,030.00",SH,,Sole,,19030,0,0
STRYKER CORP,CS,863667101,867.00,"19,075.00",SH,,Sole,,19075,0,0
SUNPOWER CORP,CS,867652109,"5,380.00","180,315.00",SH,,Sole,,176240,0,4075
TRANSOCEAN LTD ZUG,CS,H8817H100,485.00,"5,680.00",SH,,Sole,,5075,0,605
UCBH HOLDINGS INC,CS,90262T308,484.00,"605,250.00",SH,,Sole,,600750,0,4500
UNITED THERAPEUTICS CORP DEL,CS,91307C102,"7,678.00","157,060.00",SH,,Sole,,153880,0,3180
VERTEX PHARMACEUTICALS INC,CS,92532F100,"3,015.00","79,555.00",SH,,Sole,,78355,0,1200
WAL MART STORES INC,CS,931142103,410.00,"8,355.00",SH,,Sole,,8355,0,0
WELLS FARGO AND CO NEW,CS,949746101,935.00,"33,188.00",SH,,Sole,,30988,0,2200
XTO ENERGY INC,CS,98385X106,374.00,"9,050.00",SH,,Sole,,9050,0,0
YUM BRANDS INC,CS,988498101,609.00,"20,275.00",SH,,Sole,,18025,0,2250
REPORT SUMMARY: 63 DATA RECORDS,,,"247,187.00",0.00,0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.,,,,0,0,0